Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB VARIABLE PRODUCTS SERIES FUND, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	avpsfi_SupplementTextBlock

AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB Global Thematic Growth Portfolio

-AB Small Cap Growth Portfolio

-AB International Growth Portfolio

(each, a “Portfolio”, and together, the “Portfolios”)

Supplement dated September 7, 2018 to the Summary Prospectuses dated May 1, 2018 for AB Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the Portfolios.

* * *

The Adviser has agreed to waive its management fee and/or to bear certain expenses of each Portfolio as set forth below. Effective September 4, 2018, the following replaces the “Annual Portfolio Operating Expenses” table and the “Examples” section in each Portfolio’s Prospectuses under the heading “Fees and Expenses of the Portfolio.”

AB Global Thematic Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	.75%	.75%
Distribution (12b-1) Fees	None	.25%
Other Expenses:
Transfer Agent	.01%	.01%
Other Expenses	.26%	.26%
Total Other Expenses	.27%	.27%
Total Portfolio Operating Expenses	1.02%	1.27%
Fee Waiver and/or Expense Reimbursement(a)	(.05)%	(.05)%
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	.97%	1.22%

___________________________

(a) The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio in order to reduce total Portfolio operating expenses by .05% of the Portfolio’s average daily net assets. The fee waiver and/or expense reimbursement agreement will remain in effect until May 1, 2020 and will be automatically extended for one-year terms unless the Adviser provides notice of termination at least 60 days prior to the end of the period.

(b) Restated to reflect current fee waiver and/or expense reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waivers and/or expense reimbursements are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B
After 1 Year	$99	$124
After 3 Years	$316	$394
After 5 Years	$555	$689
After 10 Years	$1,240	$1,526

 AB Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	.75%	.75%
Distribution (12b-1) Fees	None	.25%
Other Expenses:
Transfer Agent	.01%	.01%
Other Expenses	.62%	.61%
Total Other Expenses	.63%	.62%
Total Portfolio Operating Expenses	1.38%	1.62%
Fee Waiver and/or Expense Reimbursement(a)	(.48)%	(.47)%
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	.90%	1.15%

__________________________

(a) The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio through May 1, 2020 to the extent necessary to prevent total Portfolio operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .90% and 1.15% of average daily net assets, respectively, for Class A and Class B shares. The fee waiver and/or expense reimbursement agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination at least 60 days prior to the end of the period.

(b) Restated to reflect current fee waiver and/or expense reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waivers and/or expense reimbursements are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B
After 1 Year	$92	$117
After 3 Years	$356	$433
After 5 Years	$677	$806
After 10 Years	$1,586	$1,854

AB International Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	.75%	.75%
Distribution (12b-1) Fees	None	.25%
Other Expenses:
Transfer Agent	.01%	.01%
Other Expenses	.48%	.48%
Total Other Expenses	.49%	.49%
Total Portfolio Operating Expenses	1.24%	1.49%
Fee Waiver and/or Expense Reimbursement(a)	(.05)%	(.05)%
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.19%	1.44%

_________________________

(a) The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio in order to reduce total Portfolio operating expenses by .05% of the Portfolio’s average daily net assets. The fee waiver and/or expense reimbursement agreement will remain in effect until May 1, 2020 and will be automatically extended for one-year terms unless the Adviser provides notice of termination at least 60 days prior to the end of the period.

(b) Restated to reflect current fee waiver and/or expense reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waivers and/or expense reimbursements are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B
After 1 Year	$121	$147
After 3 Years	$385	$463
After 5 Years	$673	$805
After 10 Years	$1,492	$1,772

* * * * *

AB Global Thematic Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	avpsfi_SupplementTextBlock

AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB Global Thematic Growth Portfolio

(each, a “Portfolio”, and together, the “Portfolios”)

Supplement dated September 7, 2018 to the Summary Prospectuses dated May 1, 2018 for AB Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the Portfolios.

* * *

The Adviser has agreed to waive its management fee and/or to bear certain expenses of each Portfolio as set forth below. Effective September 4, 2018, the following replaces the “Annual Portfolio Operating Expenses” table and the “Examples” section in each Portfolio’s Prospectuses under the heading “Fees and Expenses of the Portfolio.”

AB Global Thematic Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	.75%	.75%
Distribution (12b-1) Fees	None	.25%
Other Expenses:
Transfer Agent	.01%	.01%
Other Expenses	.26%	.26%
Total Other Expenses	.27%	.27%
Total Portfolio Operating Expenses	1.02%	1.27%
Fee Waiver and/or Expense Reimbursement(a)	(.05)%	(.05)%
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	.97%	1.22%

___________________________

(a) The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio in order to reduce total Portfolio operating expenses by .05% of the Portfolio’s average daily net assets. The fee waiver and/or expense reimbursement agreement will remain in effect until May 1, 2020 and will be automatically extended for one-year terms unless the Adviser provides notice of termination at least 60 days prior to the end of the period.

(b) Restated to reflect current fee waiver and/or expense reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waivers and/or expense reimbursements are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B
After 1 Year	$99	$124
After 3 Years	$316	$394
After 5 Years	$555	$689
After 10 Years	$1,240	$1,526

* * * * *

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fee waiver and/or expense reimbursement.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waivers and/or expense reimbursements are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AB Global Thematic Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%	[2]
After 1 Year	rr_ExpenseExampleYear01	$ 99
After 3 Years	rr_ExpenseExampleYear03	316
After 5 Years	rr_ExpenseExampleYear05	555
After 10 Years	rr_ExpenseExampleYear10	$ 1,240
AB Global Thematic Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[2]
After 1 Year	rr_ExpenseExampleYear01	$ 124
After 3 Years	rr_ExpenseExampleYear03	394
After 5 Years	rr_ExpenseExampleYear05	689
After 10 Years	rr_ExpenseExampleYear10	$ 1,526
AB Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	avpsfi_SupplementTextBlock

AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB Small Cap Growth Portfolio

(each, a “Portfolio”, and together, the “Portfolios”)

Supplement dated September 7, 2018 to the Summary Prospectuses dated May 1, 2018 for AB Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the Portfolios.

* * *

The Adviser has agreed to waive its management fee and/or to bear certain expenses of each Portfolio as set forth below. Effective September 4, 2018, the following replaces the “Annual Portfolio Operating Expenses” table and the “Examples” section in each Portfolio’s Prospectuses under the heading “Fees and Expenses of the Portfolio.”

 AB Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	.75%	.75%
Distribution (12b-1) Fees	None	.25%
Other Expenses:
Transfer Agent	.01%	.01%
Other Expenses	.62%	.61%
Total Other Expenses	.63%	.62%
Total Portfolio Operating Expenses	1.38%	1.62%
Fee Waiver and/or Expense Reimbursement(a)	(.48)%	(.47)%
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	.90%	1.15%

__________________________

(a) The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio through May 1, 2020 to the extent necessary to prevent total Portfolio operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .90% and 1.15% of average daily net assets, respectively, for Class A and Class B shares. The fee waiver and/or expense reimbursement agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination at least 60 days prior to the end of the period.

(b) Restated to reflect current fee waiver and/or expense reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waivers and/or expense reimbursements are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B
After 1 Year	$92	$117
After 3 Years	$356	$433
After 5 Years	$677	$806
After 10 Years	$1,586	$1,854

* * * * *

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fee waiver and/or expense reimbursement.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waivers and/or expense reimbursements are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AB Small Cap Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.62%
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[3]
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
After 1 Year	rr_ExpenseExampleYear01	$ 92
After 3 Years	rr_ExpenseExampleYear03	356
After 5 Years	rr_ExpenseExampleYear05	677
After 10 Years	rr_ExpenseExampleYear10	$ 1,586
AB Small Cap Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.61%
Total Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3]
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
After 1 Year	rr_ExpenseExampleYear01	$ 117
After 3 Years	rr_ExpenseExampleYear03	433
After 5 Years	rr_ExpenseExampleYear05	806
After 10 Years	rr_ExpenseExampleYear10	$ 1,854
AB International Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	avpsfi_SupplementTextBlock

AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB International Growth Portfolio

(each, a “Portfolio”, and together, the “Portfolios”)

Supplement dated September 7, 2018 to the Summary Prospectuses dated May 1, 2018 for AB Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the Portfolios.

* * *

The Adviser has agreed to waive its management fee and/or to bear certain expenses of each Portfolio as set forth below. Effective September 4, 2018, the following replaces the “Annual Portfolio Operating Expenses” table and the “Examples” section in each Portfolio’s Prospectuses under the heading “Fees and Expenses of the Portfolio.”

AB International Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	.75%	.75%
Distribution (12b-1) Fees	None	.25%
Other Expenses:
Transfer Agent	.01%	.01%
Other Expenses	.48%	.48%
Total Other Expenses	.49%	.49%
Total Portfolio Operating Expenses	1.24%	1.49%
Fee Waiver and/or Expense Reimbursement(a)	(.05)%	(.05)%
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.19%	1.44%

_________________________

(a) The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio in order to reduce total Portfolio operating expenses by .05% of the Portfolio’s average daily net assets. The fee waiver and/or expense reimbursement agreement will remain in effect until May 1, 2020 and will be automatically extended for one-year terms unless the Adviser provides notice of termination at least 60 days prior to the end of the period.

(b) Restated to reflect current fee waiver and/or expense reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waivers and/or expense reimbursements are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B
After 1 Year	$121	$147
After 3 Years	$385	$463
After 5 Years	$673	$805
After 10 Years	$1,492	$1,772

* * * * *

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fee waiver and/or expense reimbursement.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waivers and/or expense reimbursements are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AB International Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Total Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%	[2]
After 1 Year	rr_ExpenseExampleYear01	$ 121
After 3 Years	rr_ExpenseExampleYear03	385
After 5 Years	rr_ExpenseExampleYear05	673
After 10 Years	rr_ExpenseExampleYear10	$ 1,492
AB International Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Total Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Portfolio Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.44%	[2]
After 1 Year	rr_ExpenseExampleYear01	$ 147
After 3 Years	rr_ExpenseExampleYear03	463
After 5 Years	rr_ExpenseExampleYear05	805
After 10 Years	rr_ExpenseExampleYear10	$ 1,772

[1]	The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio in order to reduce total Portfolio operating expenses by .05% of the Portfolio’s average daily net assets. The fee waiver and/or expense reimbursement agreement will remain in effect until May 1, 2020 and will be automatically extended for one-year terms unless the Adviser provides notice of termination at least 60 days prior to the end of the period.
[2]	Restated to reflect current fee waiver and/or expense reimbursement.
[3]	The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio through May 1, 2020 to the extent necessary to prevent total Portfolio operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .90% and 1.15% of average daily net assets, respectively, for Class A and Class B shares. The fee waiver and/or expense reimbursement agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination at least 60 days prior to the end of the period.